AVAILABLE-FOR-SALE SECURITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
AVAILABLE-FOR-SALE SECURITIES
Cost	$ 142,546	$ 91,200
Accumulated impairment losses	(44,070)	(36,017)
Unrealized gains in accumulated other comprehensive income	24,669	37,634
Unrealized losses in accumulated other comprehensive income	(370)	(507)
Total estimated fair value of available-for-sale securities	122,775	92,310
Net proceeds from sale of available-for-sale securities	300	6,000
Gain on sale of available-for-sale securities before income taxes	168	$ 3,500
Impairment loss on available-for- sale securities	$ 8,532